SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Tactical Offensive Equity Fund ‡

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 99.8%
United States — 99.8%
SPDR S&P 500 Trust	752	$218

Total Exchange Traded Fund (Cost $100) ($ Thousands)		218

Total Investment — 99.8% (Cost $100) ($ Thousands)		$218

Percentages are based on a Net Assets of $219 ($ Thousands).

S&P— Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

‡ As of April 30, 2020, the Fund was not an active component of the Adviser Managed Strategy.

As of April 30, 2020, the Fund’s investment was considered Level 1 in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Adviser Managed Trust / Quarterly Report / April 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2020

Tactical Offensive Fixed Income Fund ‡

Net Assets of $128 ($ Thousands).

‡ As of April 30, 2020, the Fund was not an active component of the Adviser Managed Strategy.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

2	Adviser Managed Trust / Quarterly Report / April 30, 2020